GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retained Earnings (Accumulated Deficit)	$ 1,064,348	$ 814,339
[custom:WorkingCapital-0]	543,964
Stock Issued During Period, Value, New Issues		500,000
Common Stock [Member]
Stock Issued During Period, Value, New Issues	$ 107,200
Stock Issued During Period, Shares, New Issues	518,000	5,000,000